General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	General and administrative expenses as of December 31, 2023, 2022 and 2021 consisted of following:
	2023	2022	2021
Employee compensation and benefits	$526,895	312,479	$323,325
Travel and communication expenses	49,451	34,267	33,068
Rent and utilities	83,079	58,466	70,178
Consulting fees	1,032,197	310,039	53,169
Insurance	13,386	13,165	16,699
Depreciation and amortization expenses	116,451	60,698	55,042
Sales tax	76,654	80,595	82,052
Entertainment	23,748	17,193	5,193
Office and miscellaneous	96,007	42,598	51,893
Total	$2,017,868	929,500	$690,619